Stock-Based Compensation (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Expected dividend yield		0.00%
Stock Option
Weighted average expected life in years	5 years	5 years
Forfeiture rate	0.00%	0.00%
Expected dividend yield	0.00%	0.00%
Minimum | Stock Option
Weighted average risk free interest rate	1.54%	2.84%
Weighted average volatility	131.00%	134.00%
Maximum | Stock Option
Weighted average risk free interest rate	2.15%	3.21%
Weighted average volatility	18887.00%	144.15%